Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 479,501	$ 883,171
Term deposits	5,508	5,292
Restricted cash	310	240
Marketable securities	5,010	28,327
Accounts receivable and other	78,344	54,315
Inventories	168,844	120,830
Total current assets	737,517	1,092,175
Restricted cash and other assets	22,902	48,297
Defined benefit pension plan	9,919	11,620
Property, plant and equipment	4,227,397	3,645,827
Goodwill	92,591
Total assets	5,090,326	4,797,919
Current liabilities
Accounts payable and accrued liabilities	110,651	90,705
Current portion of asset retirement obligation	3,489
Current liabilities	114,140	90,705
Debt	593,783	591,589
Defined benefit pension plan	13,599	10,882
Asset retirement obligations	96,195	89,778
Deferred income tax liabilities	549,127	443,501
Total liabilities	1,366,844	1,226,455
Equity
Share capital	3,007,924	2,819,101
Treasury stock	(11,056)	(7,794)
Contributed surplus	2,616,593	2,606,567
Accumulated other comprehensive loss	(21,350)	(7,172)
Deficit	(1,948,569)	(1,928,024)
Total equity attributable to shareholders of the Company	3,643,542	3,482,678
Attributable to non-controlling interests	79,940	88,786
Total equity	3,723,482	3,571,464
Total liabilities and equity	$ 5,090,326	$ 4,797,919